Issued capital and reserves & Shareholders of Global Blue - Disclosure of share capital authorized and issued (Details) - shares	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of classes of share capital [line items]
Number of shares authorised and issued, beginning of period (in shares)	240,191,865	211,252,951	210,323,474	211,252,951
Issuance of share capital Global Blue Group Holding A.G. (in shares)			29,764,256	0
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)	0	5,000,000	104,135	5,000,000
Number of shares authorised and issued, end of period (in shares)	240,191,865	216,252,951	240,191,865	216,252,951
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised and issued, beginning of period (in shares)	201,226,883	187,534,962	192,534,962	187,534,962
Issuance of share capital Global Blue Group Holding A.G. (in shares)			8,587,786	0
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)	0	5,000,000	104,135	5,000,000
Number of shares authorised and issued, end of period (in shares)	201,226,883	192,534,962	201,226,883	192,534,962
Preference shares A
Disclosure of classes of share capital [line items]
Number of shares authorised and issued, beginning of period (in shares)	17,788,512	23,717,989	17,788,512	23,717,989
Issuance of share capital Global Blue Group Holding A.G. (in shares)			0	0
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)	0	0	0	0
Number of shares authorised and issued, end of period (in shares)	17,788,512	23,717,989	17,788,512	23,717,989
Preference shares B
Disclosure of classes of share capital [line items]
Number of shares authorised and issued, beginning of period (in shares)	21,176,470		0
Issuance of share capital Global Blue Group Holding A.G. (in shares)			21,176,470
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)	0		0
Number of shares authorised and issued, end of period (in shares)	21,176,470		21,176,470